Income Taxes	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income Taxes
30. Income taxes
30.1 Income tax recognized in profit or loss

TCHF	2023	2022
Current tax
Current tax expense for the year	—	—
Adjustments in current tax of prior years	—	—

	—	—

Deferred tax
Deferred tax income for the year	(13,503)	(4,977)
Write-down of deferred tax assets	—	1,451

	(13,503)	(3,526)

Net income tax gain	(13,503)	(3,526)

The income tax gain of TCHF 13,503 is primarily related to a reduction in deferred tax liabilities resulting from the impairment and amortization expenses recognized against intangible assets (note 7).
The following table provides a reconciliation between the income tax gain recognized for the year and the tax calculated by applying the applicable tax rates on the net result before income taxes.

TCHF	2023	2022
Loss before tax	(111,684)	(54,316)
Income tax expense calculated at 13.99% (2022: 13.99%)	(15,625)	(7,599)
Unrecognized deferred tax assets during the year	2,138	4,235
Write-down of deferred tax assets	—	1,451
Effect of deferred tax balances due to difference in applicable tax rates	24	(802)
Effect of net (income)/expense that is not added/(deductible)	(40)	(811)

Income tax recognized in the current year	(13,503)	(3,526)

As of December 31, 2023, the applicable tax rate of the Group was 13.99% (2022: 13.99%), which was equal to the statutory tax rate of the holding company.
30.2 Income tax recognized in other comprehensive income
In 2023 and 2022, no income tax was recognized in the statement of other comprehensive income.
30.3 Deferred tax balance
The following table sets out the changes in deferred tax assets and liabilities:

2023 TCHF	Opening balance	Recognized in OCI	Recognized in profit or loss	Closing balance
Tax losses	495	—	94	589

Total deferred tax assets	495	—	94	589

Intangible assets	20,736	—	(13,370)	7,366

Total deferred tax liabilities	20,736	—	(13,370)	7,366

2022 TCHF	Opening balance	Recognized in OCI	Recognized in profit or loss	Closing balance
Tax losses	1,206	—	(711)	495
Defined benefit obligation	247	—	(247)	—
Intangible assets	280	—	(280)	—
Leases	4	—	(4)	—

Total deferred tax assets	1,737	—	(1,242)	495

Intangible assets	25,504	—	(4,768)	20,736

Total deferred tax liabilities	25,504	—	(4,768)	20,736

30.4 Unrecognized deferred tax assets
The Group did not capitalize deferred tax assets from carryforward tax losses located in companies of the Group for which the availability of future taxable profits is uncertain. The cumulated tax losses on which no deferred tax assets have been capitalized will expire as follows:

TCHF	2023	2022
Within one year	2,951	7,833
Later than one year and not later than five years	102,014	70,009
More than five years	50,823	67,016

Total tax losses carry forward	155,788	144,858

The deferred tax assets not recognized as of December 31, 2023, amounted to CHF 24 million (2022: CHF 22 million).